Warrants and Phantom Warrants to Purchase Preferred Shares (Details) $ / shares in Units, $ in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2020 $ / shares	Mar. 31, 2025 $ / shares shares	Jan. 31, 2025 USD ($)	Jun. 30, 2024 $ / shares shares	Apr. 30, 2024 shares	Jan. 31, 2021 shares	Dec. 31, 2020 ILS (₪) shares	Feb. 12, 2020 $ / shares shares
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Alternative payment (in Dollars) | $		$ 210
Agreement with lenders period				2 years
Cash payment		25.00%
Aggregate to higher (in Dollars) | $		$ 3,000
Aggregate amount (in Dollars) | $		1,500
Repayment of facility (in Dollars) | $	$ 1,500
Outstanding balances (in Dollars) | $	$ 1,500
Company amount (in Dollars) | ₪										₪ 2.1
Revaluation expenses (in Dollars) | $		$ 323	$ 619
Purchase of warrant		682,282
Warrants vested		42.00%
Phantom [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Company amount (in Dollars) | $		$ 1,313
Warrants [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable		137,040					8,087	33,810
Exercise price per share (in Dollars per share) | $ / shares		$ 15.61					$ 17
Aggregate amount (in Dollars) | $		$ 60,000
Phantom warrants [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Cash payment		75.00%
Share capital percentage		50.00%
Non-Voting Warrants [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 15.61
Purchase of warrant		686,400
2024 Note Purchase Agreement [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Purchase of warrant		137,040
Two Thousand Twenty Four Note Purchase Aggrement [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 15.61
Minimum [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrants’ exercisable		6 years
Maximum [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrants’ exercisable		8 years
Ordinary Shares [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable							193
Exercise price per share (in Dollars per share) | $ / shares							$ 17
Subsequent Event [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable					44,164
Exercise price per share (in Dollars per share) | $ / shares					$ 15.61
Subsequent Event [Member] | Phantom [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Company amount (in Dollars) | $						$ 187
Series A-3 Preferred Shares [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable		33,810
Exercise price per share (in Dollars per share) | $ / shares		$ 5.914
Ordinary Shares [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 18.73
Ordinary Shares [Member] | Warrants [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable								16,350
Ordinary Shares [Member] | Non-Voting Warrants [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Purchase of warrant		274,559
Series C Preferred Stock [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable		4,180							1,866	23,777	1,958
Exercise price per share (in Dollars per share) | $ / shares				$ 10.72							$ 15.32
Series C Preferred Shares [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 14.35
Series D Preferred Stock [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable		5,791								17,103
Exercise price per share (in Dollars per share) | $ / shares		$ 31.08		$ 31.08
Series D-1 Preferred Shares [Member]
Warrants and Phantom Warrants to Purchase Preferred Shares [Line Items]
Warrant exercisable		1,079,809
Exercise price per share (in Dollars per share) | $ / shares		$ 34.19